Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) SFr in Thousands, $ in Thousands	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 6,409		SFr 28,312
Non-current	3,637		6,925
Contract liability	10,046		35,237	SFr 45,887
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current			9,653
Non-current			0
Contract liability	0		9,653	18,983
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	6,409		11,659
Non-current	3,637		6,925
Contract liability	10,046	$ 20,000	18,584	19,904
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current			7,000	7,000
Non-current			0
Contract liability	SFr 0		SFr 7,000	SFr 7,000